EARN-OUT LIABILITY (Details Narrative) $ / shares in Units, tradingDay in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) tradingDay $ / shares shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)
Credit Derivatives [Line Items]
Number of shares issuable (in shares) | shares	1,858,966		1,858,966
Earnout liabilities | $	$ 13,775		$ 13,775
Gain on change in fair value of earnout liabilities | $	$ 17,250		$ 17,250
Measurement Input, Price Volatility [Member] | Valuation, Market Approach [Member]
Credit Derivatives [Line Items]
Earnout liabilities, measurement input	90		90
Measurement Input, Risk Free Interest Rate [Member] | Valuation, Market Approach [Member]
Credit Derivatives [Line Items]
Earnout liabilities, measurement input	3		3
Derivative Instrument Tranche One [Member]
Credit Derivatives [Line Items]
Market price trigger (in dollars per share) | $ / shares	$ 12.50		$ 12.50
Number of consecutive trading days			20
Number of trading days			30
Derivative Instrument Tranche Two [Member]
Credit Derivatives [Line Items]
Market price trigger (in dollars per share) | $ / shares	$ 15.00		$ 15.00
Number of consecutive trading days			20
Number of trading days			30